Condensed Financial Information of Global-Tech - Condensed Statements of Operations and Comprehensive Income (Parenthetical) (Detail) (USD $)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Condensed Financial Statements, Captions [Line Items]
Release of unrealized loss on available-for-sale investments, tax, upon disposal
Unrealized gain on available-for-sale investments, tax
Unrealized loss on available-for-sale investments, tax
Global-Tech [Member]
Condensed Financial Statements, Captions [Line Items]
Release of unrealized loss on available-for-sale investments, tax, upon disposal
Unrealized gain on available-for-sale investments, tax
Unrealized loss on available-for-sale investments, tax